Annual Total Returns [BarChart] - 1290 Retirement 2060 Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	(5.64%)
Annual Return 2019	25.04%
Annual Return 2020	6.93%